(LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES (Tables)	6 Months Ended	12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012
(LOSS)/EARNINGS PER SHARE AND STOCK REPURCHASES [Abstract]
Earnings per share
Basic (loss)/earnings per share is computed by dividing net (loss)/income by the weighted average number of common shares outstanding during each period presented. Diluted (loss)/earnings per share gives effect to stock options and restricted stock outstanding during the applicable periods, if dilutive. The following table reflects the calculation of weighted-average common and dilutive potential common shares outstanding as presented in the accompanying Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income (in thousands, except per-share data):

	Thirteen weeks ended		Twenty-six weeks ended
	December 4, 2012	November 29, 2011	December 4, 2012	November 29, 2011
Net (loss)/income	$(15,068)	$(2,001)	$(12,469)	$1,092

Weighted-average common
shares outstanding	62,005	62,598	62,409	63,177
Dilutive effect of stock
options and restricted stock	–	–	–	552
Weighted average common
and dilutive potential
common shares outstanding	62,005	62,598	62,409	63,729
Basic (loss)/earnings per share	$(0.24)	$(0.03)	$(0.20)	$0.02
Diluted (loss)/earnings per share	$(0.24)	$(0.03)	$(0.20)	$0.02

Anti-dilutive stock options and restricted shares
Stock options with an exercise price greater than the average market price of our common stock and certain options with unrecognized compensation expense do not impact the computation of diluted (loss)/earnings per share because the effect would be anti-dilutive. The following table summarizes stock options and restricted shares that did not impact the computation of diluted (loss)/earnings per share because their inclusion would have had an anti-dilutive effect (in thousands):

	Thirteen weeks ended				Twenty-six weeks ended
	December 4, 2012		November 29, 2011		December 4, 2012		November 29, 2011
Stock options	3,371	*	3,404	*	3,002	*	2,074
Restricted shares	1,647	*	1,143	*	1,376	*	899
Total	5,018		4,547		4,378		2,973

Stock options with an exercise price greater than the average market price of our common stock and certain options with unrecognized compensation expense do not impact the computation of diluted (loss)/earnings per share because the effect would be anti-dilutive. The following table summarizes stock options and restricted shares that did not impact the computation of diluted (loss)/earnings per share because their inclusion would have had an anti-dilutive effect (in thousands):

	2012	2011	2010
Stock options	2,716*	2,517	4,450
Restricted shares	1,219*	421	884
Total	3,935	2,938	5,334